INCOME TAXES - Reconciliation of tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of average effective tax rate and applicable tax rate
Income (loss) before tax	$ (26,278)	$ (27,694)
Statutory income tax rate	26.80%	26.60%
Expected income tax	$ (7,042)	$ (7,367)
Differences between Canadian and foreign tax rates	(744)	(488)
Items not deductible for tax purposes		736
Items not deductible for tax purposes (credit)	2,850
Share based compensation	587	671
Change in unrecognized deductible temporary differences	6,208	6,190
True ups	(1,913)	64
Effect of changes in tax rates from prior years	(71)
Effect of changes in foreign exchange rates	393	202
Other	$ (268)	$ (8)
Statutory income tax rate	26.80%	26.60%